Cash Management Agreement with Affiliate (Details) (USD $)	7 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Management Agreement with Affiliate (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value		$ 512,044	$ 1,301,182
Noninterest Expense Investment Advisory Fees		0	28,101	51,521
Affiliated Entity [Member]
Cash Management Agreement with Affiliate (Details) [Line Items]
Management Fee, Description		RJOIM is paid an annual fee, currently 0.20% calculated and accrued daily at a rate equal to 1/360 of the principal balance.
Advisory Fees Waived	3,483
Cash and Cash Equivalents, at Carrying Value		512,044	1,301,182
Financial Instruments, Owned, Principal Investments, at Fair Value		0	1,465,195
Noninterest Expense Investment Advisory Fees		$ 0	$ 28,101	$ 51,521